Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash at bank and on hand	$ 60.0	$ 70.9	$ 55.5
Short-term deposits	7.0	96.6	98.2
Total cash and cash equivalents	$ 67.0	$ 167.5	$ 153.7	$ 265.4